DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATION [Abstract]
DISCONTINUED OPERATION
NOTE 31. DISCONTINUED OPERATION
Banistmo S.A. is a private financial entity that began operations in 1973 and is one of Cibest Corporate Group financial entities located in the Republic of Panama, after being acquired in October 2013. Banistmo has positioned itself as one of the leading banks in Panama, offering a wide variety of financial services under the supervision of the Superintendency of Banks of Panama.

On December 18, 2025, Cibest disclosed to the market the execution of a promise-to-purchase agreement for shares with Inversiones Cuscatlán Centroamérica S.A. to sell 100% of the shares of Banistmo S.A. The agreed sale price was USD 1,418,000 (subject to customary adjustments at the closing date).

Banistmo S.A. has been part of the ' Banking Panama' operating segment, contributing significantly to the Panamanian market as a provider of financial solutions for both individuals and companies, including digital banking services, savings and checking accounts, personal and corporate loans, mortgages, credit cards, insurance and payment services.

This divestment is part of a long-term corporate strategy aimed at optimizing Cibest Corporate Group’s portfolio, focusing its growth on strategic markets, and maximizing value creation for its shareholders.

Assets classified as held for sale in accordance with IFRS 5, see Note 2.D12. Significant accounting policies – Assets held for sale and discontinued operations.

As of December 31, 2025, Banistmo S.A. consisted of the assets and liabilities presented below:

STATEMENT OF FINANCIAL POSITION
As of December 31, 2025
(Stated in millions of Colombian pesos)

December 31, 2025
ASSETS
Cash and cash equivalents	3,517,759
Financial assets investments and derivative financial instruments	6,364,505
Loans and advances to customers	28,853,418
Allowance for loans, advances and lease losses	(1,420,269)
Loans and advances to customers, net	27,433,149
Assets held for sale and inventories, net	124,660
Premises and equipment, net	90,536
Right-of-use assets, lease	192,114
Goodwill and intangible assets, net	230,516
Deferred tax, net	403,993
Other assets, net	1,952,025
TOTAL ASSETS	40,309,257
LIABILITIES
Deposits by customers	27,293,518
Interbank deposits and repurchase agreements and other similar secured borrowing	910,189
Derivative financial instruments	19,379
Borrowings from other financial institutions	1,755,502
Debt instruments in issue	3,429,730
Other liabilities	1,008,366
TOTAL LIABILITIES	34,416,684
TOTAL NET ASSETS	5,892,573
Analysis of profit for the year from discontinued operation

The results of the discontinued operation included in profit for the year are presented below. Comparative profits and cash flows of the discontinued operation have been restated to include those operations classified as discontinued in the current year.

A) Profit for the year from discontinued operation

STATEMENT OF INCOME
For the years ended December 31, 2025, 2024 and 2023
(Stated in millions of Colombian pesos)

	2025	2024	2023
Total interest and valuation on financial instruments
Interest on loans	2,103,723	2,283,112	2,415,234
Interest income on overnight and market funds	89,068	78,365	94,162
Interest and valuation on financial instruments	353,881	328,428	317,162
Total interest and valuation on financial instruments	2,546,672	2,689,905	2,826,558
Interest expenses	(1,241,640)	(1,336,251)	(1,238,112)
Net interest margin and valuation on financial instruments before impairment on loans , off balance sheet credit instruments and other financial instruments	1,305,032	1,353,654	1,588,446
Credit impairment charges on loans and advances , net	(161,369)	(456,748)	(270,501)
Net interest margin and valuation on financial instruments after impairment on loans and off balance sheet credit instruments and other financial instruments	1,143,663	896,906	1,317,945
Total fees and commissions, net	257,453	275,934	274,028
Other operating income	24,905	65,875	36,938
Dividends and net income on equity investments	8,561	11,474	13,499
Goodwill impairment(1)	(5,022,822)	-	-
Operating expenses	(909,939)	(982,520)	(1,017,555)
(Loss) / Profit before tax	(4,498,179)	267,669	624,855
Income tax(2)	1,491,539	(12,484)	(112,262)
Net (Loss) / income	(3,006,640)	255,185	512,593
(1) The impairment recognized in goodwill corresponds to the loss in value determined in the period in connection with the sale of Banistmo S.A., the cash-generating unit (CGU) to which such goodwill had been allocated. In accordance with the applicable standard, goodwill was classified as an intangible asset with an indefinite useful life and was therefore not amortized and was subject to impairment testing semiannually or when there were additional indications of impairment. In prior annual analyses, the calculated value in use exceeded the carrying amount, and therefore there was no impairment to recognize. However, the agreed sale price in the transaction constitutes new observable evidence establishing a fair value lower than the CGU’s carrying amount, generating an impairment loss for the period in accordance with IFRS requirements. See Note 2.D12. Significant accounting policies – Assets held for sale and discontinued operations; Note 2.D13. Significant accounting policies – Impairment of assets, cash-generating units and Note 12. Intangibles and goodwill, net.
(2) Includes Deferred tax of discontinued operations for COP 1,567,226. See Note 13. Income Tax.

B) Cash flows of the discontinued operation

STATEMENT OF CASH FLOW
For the years ended December 31, 2025, 2024 and 2023
(Stated in millions of Colombian pesos)

	2025	2024	2023
Net cash (used in)/provided by operating activities	(1,575)	149,484	(161,011)
Net cash (used in)/provided by investing activities	(181,508)	1,057,511	459,293
Net cash provided by/(used in) financing activities	401,060	(1,596,844)	(720,155)
Net change in cash and cash equivalents	217,977	(389,849)	(421,873)
C) The loan portfolio of Banistmo S.A. designated as assets held for sale is composed as follows, as of December 31, 2025:

Loan portfolio designated as assets held for sale (by maturity)

As of December 31, 2025

Maturity	Less than 1 year	Between 1 and 5 years	Between 5 and 15 years	More than 15 years	Total
In millions of COP
COMMERCIAL
Corporate	5,071,736	5,478,286	1,257,424	-	11,807,446
SMEs	734,065	545,543	164,460	5,255	1,449,323
Total Commercial	5,805,801	6,023,829	1,421,884	5,255	13,256,769
CONSUMER
Credit cards	259,842	644,128	535	-	904,505
Vehicle	4,450	282,297	570,912	426	858,085
Payroll-deducted loans	11,881	336,325	2,069,195	529,454	2,946,855
Other	31,347	96,379	79,833	440	207,999
Total Consumer	307,520	1,359,129	2,720,475	530,320	4,917,444
MORTGAGE
Low-income Mortgage (VIS)	-	517	37,291	4,270,596	4,308,404
Non-VIS	4,397	85,976	743,170	4,233,488	5,067,031
Total Mortgage	4,397	86,493	780,461	8,504,084	9,375,435
FINANCIAL LEASING
Commercial leasing	47,085	389,000	5,822	-	441,907
Consumer leasing	2,345	37,860	11,165	-	51,370
Total financial leasing	49,430	426,860	16,987	-	493,277
SMALL BUSINESS LOANS
Microcredit	220,725	370,914	202,932	15,921	810,492
Total Small Business Loans	220,725	370,914	202,932	15,921	810,492
Total	6,387,873	8,267,225	5,142,739	9,055,580	28,853,417

Loan concentration by days past due

As of December 31, 2025

	Past-due
Period	0-30 days	31-90 days	91-120 days	121-360 days	More than 360 days	Total
In millions of COP
Commercial	11,844,958	99,581	5,374	359,769	947,087	13,256,769
Consumer	4,681,654	121,926	37,424	72,840	3,600	4,917,444
Mortgage	8,461,617	387,479	90,538	192,496	243,305	9,375,435
Financial leasing	472,732	2,791	195	13,674	3,885	493,277
Small Business Loans	725,035	27,535	1,213	23,940	32,769	810,492
Total	26,185,996	639,312	134,744	662,719	1,230,646	28,853,417

Maximum exposure to credit risk

As of December 31, 2025

Stage 1	Stage 2	Stage 3	Total

In millions of COP
Commercial	10,125,423	1,012,057	2,119,289	13,256,769
Consumer	4,259,825	480,784	176,835	4,917,444
Mortgage	7,744,580	1,185,493	445,362	9,375,435
Financial leasing	449,408	17,860	26,009	493,277
Small Business Loans	630,534	120,440	59,518	810,492
Total customer loan portfolio	23,209,770	2,816,634	2,827,013	28,853,417
Allowance for loans, advances and lease losses	(137,198)	(232,330)	(1,050,742)	(1,420,270)
Total Net loans and advances to customers	23,072,572	2,584,304	1,776,271	27,433,147

D) Customer deposits of Banistmo S.A. classified as liabilities held for sale are as follows as of December 31, 2025:

Deposits from customers designated as liabilities held for sale

As of December 31, 2025

Deposits from customers	December 31, 2025
In millions of COP
Time deposits	16,875,344
Savings accounts	6,225,850
Checking accounts	4,106,875
Other deposits	85,449
Total deposits by customers	27,293,518